NOTE 7- LONG TERM DEBT	6 Months Ended
Jun. 30, 2012
Long-term Debt [Text Block]
NOTE 7- LONG TERM DEBT

Long term debt is comprised of vehicle financing arrangements and a capital lease pertaining to laboratory equipment.  The payment terms of long term debt ranges from one to three years and bears interest at rates ranging from 6.79% to 29.80%.  The following table sets forth the composition of long term debt at June 30, 2012.

2012

Vehicle loans	$146,261
Capital leases	7,023
$153,284